INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating activities:
Net Income (loss)	$ 1,043	$ (38,090)
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	4,562	9,909
Impairment of intangible assets and goodwill		43,847
Stock-based compensation expense	1,484	1,119
Foreign currency translation	12	10
Accrued interest, net	223	217
Deferred taxes, net	(9)	(10,752)
Accrued severance pay, net	(745)	186
Change in payment obligation related to acquisition		28
Fair value revaluation - convertible debt	(992)	3,767
Restructuring costs related to impairment of property and equipment	462
Net changes in operating assets and liabilities:
Accounts receivable, net	12,669	12,128
Prepaid expenses and other	5,931	(3,378)
Other assets	493	194
Accounts payable	(4,178)	(6,138)
Accrued expenses and other liabilities	(2,661)	(1,160)
Deferred revenues	(840)	(116)
Net cash provided by operating activities	17,454	11,771
Investing activities:
Purchases of property and equipment	(107)	(1,266)
Proceeds from sale of property and equipment	59	1
Capitalization of development costs	(1,119)	(2,781)
Short-term deposits, net	5,913	6,911
Net cash provided by investing activities	4,746	2,865
Financing activities:
Exercise of stock options and restricted share units		1
Payments made in connection with acquisition		(551)
Repayment of convertible debt	(8,167)	(7,901)
Repayment of short-term loans		(7,000)
Proceed from long-term loans		5,000
Repayment of long-term loans	(10,982)	(7,414)
Net cash used in financing activities	(19,149)	(17,865)
Effect of exchange rate changes on cash and cash equivalents	44	192
Net increase (decrease) in cash and cash equivalents	3,095	(3,037)
Cash and cash equivalents at beginning of period	31,567	23,962
Cash and cash equivalents at end of period	34,662	20,925
Supplemental Disclosure of Cash Flow Activities:
Purchase of property and equipment on credit	$ 1	$ 45